Client Name:
Client Project Name:	BRAVO 2023-NQM4
Start - End Dates:	12/24/2021 - 4/4/2022
Deal Loan Count:	48

Conditions Report 2.0

Loans in Report:	48
Loans with Conditions:	35

7 - Total Active Conditions
7 - Non-Material Conditions
5 - Credit Review Scope
1 - Category: Assets
2 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: Federal Higher-Priced
32 - Total Satisfied Conditions

5 - Credit Review Scope
1 - Category: Application
3 - Category: Legal Documents
1 - Category: LTV/CLTV
25 - Property Valuations Review Scope
24 - Category: Appraisal
1 - Category: Value
2 - Compliance Review Scope
2 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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